Advances for Vessels and Drillships under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Advances For Vessels And Rigs Under Construction And Acquisition
	December 31,
	2011	2012
Balance at beginning of year	$2,072,699	$1,027,889
Advances for vessels/drillships under construction and related costs	2,632,660	524,511
Advances forfeited due to cancellation of vessels under construction	-	(19,939)
Vessels/drillships delivered	(3,677,470)	(330,654)
Balance at end of year	$1,027,889	$1,201,807